Other receivables (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
At the beginning of the year	R$ (2)
At the end of the year	(2)	R$ (2)
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
At the beginning of the year	(7)	(15)	R$ (11)
Allowance booked for the year			(4)
Write-off of other receivables	3	8
At the end of the year	R$ (4)	R$ (7)	R$ (15)